Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 11.1%
2,129	Activision Blizzard, Inc.	$124,759
28,300	AMC Entertainment Holdings, Inc. - Class A (a)(b)	960,502
19,720	AT&T, Inc.	450,208
17	Cable One, Inc. (b)	30,125
330	Charter Communications, Inc. - Class A (a)(b)	213,272
12,584	Comcast Corporation - Class A	628,949
17,424	Discovery, Inc. - Class C (a)(b)	395,699
785	Electronic Arts, Inc.	97,513
10,366	Fox Corporation - Class A (b)	370,170
1,076	Interpublic Group of Companies, Inc.	35,712
396	Liberty Broadband Corporation - Class C (a)	61,321
945	Liberty Global plc - Class C (a)	25,175
548	Liberty Media Corporation-Liberty Formula One - Class C (a)	33,384
399	Live Nation Entertainment, Inc. (a)(b)	42,553
59,909	Lumen Technologies, Inc. (b)	739,277
717	Match Group, Inc. (a)(b)	93,203
4,563	Meta Platforms, Inc. - Class A (a)	1,480,511
1,672	Netflix, Inc. (a)	1,073,257
1,070	News Corporation - Class A	23,133
786	Omnicom Group, Inc. (b)	52,906
1,524	Pinterest, Inc. - Class A (a)	61,051
3,472	Roku, Inc. (a)	790,262
22,852	Snap, Inc. - Class A (a)(b)	1,087,984
4,702	Spotify Technology SA (a)	1,121,427
702	Take-Two Interactive Software, Inc. (a)	116,448
2,148	Twitter, Inc. (a)	94,383
12,760	Verizon Communications, Inc.	641,445
11,458	ViacomCBS, Inc. - Class B	354,625
5,020	Walt Disney Company (a)	727,398
494	ZoomInfo Technologies, Inc. - Class A (a)	30,480
15,737	Zynga, Inc. - Class A (a)	94,894
		12,052,026
	Consumer Discretionary - 12.8%
171	Advance Auto Parts, Inc.	37,743
491	Amazon.com, Inc. (a)	1,721,972
11,274	Aramark (b)	376,552
70	AutoZone, Inc. (a)	127,195
7,042	Bath & Body Works, Inc.	529,065
114	Booking Holdings, Inc. (a)	239,611
661	BorgWarner, Inc. (b)	28,608
386	Bright Horizons Family Solutions, Inc. (a)	47,459
291	Burlington Stores, Inc. (a)(b)	85,301
450	CarMax, Inc. (a)	63,563
15,492	Carnival Corporation (a)(b)	272,969
7,806	Chegg, Inc. (a)	217,397
270	Chipotle Mexican Grill, Inc. (a)(b)	443,721
919	D.R. Horton, Inc.	89,787
362	Darden Restaurants, Inc.	49,938
74	Deckers Outdoor Corporation (a)	30,000
963	Dollar General Corporation	213,112
10,056	Dollar Tree, Inc. (a)	1,345,795
2,023	Domino’s Pizza, Inc.	1,060,334
787	DraftKings, Inc. - Class A (a)(b)	27,191
2,353	eBay, Inc.	158,733
350	Etsy, Inc. (a)	96,103
398	Expedia Group, Inc. (a)	64,114
3,110	Farfetch, Ltd. - Class A (a)(b)	107,015
99	Five Below, Inc. (a)	20,141
10,834	Ford Motor Company	207,904
3,553	GameStop Corporation - Class A (a)(b)	697,133
90	Garmin, Ltd.	12,019
3,653	General Motors Company (a)	211,400
385	Genuine Parts Company	49,180
358	Hasbro, Inc.	34,694
758	Hilton Worldwide Holdings, Inc. (a)	102,383
1,366	Las Vegas Sands Corporation (a)	48,657
162	Lear Corporation	27,182
747	Lennar Corporation - Class A (b)	78,472
81	Lithia Motors, Inc.	23,598
697	LKQ Corporation	38,962
220	Lowe’s Companies, Inc.	53,810
728	Marriott International, Inc. - Class A (a)	107,424
2,066	McDonald’s Corporation	505,343
118	MercadoLibre, Inc. (a)	140,232
159	Mohawk Industries, Inc. (a)	26,691
1,047	Newell Brands, Inc.	22,479
2,791	NIKE, Inc. - Class B	472,349
1,016	Norwegian Cruise Line Holdings, Ltd. (a)(b)	19,822
12	NVR, Inc. (a)	62,704
187	O’Reilly Automotive, Inc. (a)	119,336
14,639	Peloton Interactive, Inc. - Class A (a)	644,116
108	Pool Corporation	59,845
970	Ross Stores, Inc.	105,817
4,000	Royal Caribbean Cruises, Ltd. (a)	279,280
452	Service Corporation International	29,904
770	Tapestry, Inc.	30,892
1,948	Target Corporation	475,000
3,077	TJX Companies, Inc.	213,544
314	Tractor Supply Company	70,754
151	Ulta Beauty, Inc. (a)	57,976
973	V.F. Corporation	69,793
111	Vail Resorts, Inc. (b)	36,820
206	Wayfair, Inc. - Class A (a)(b)	51,055
203	Williams-Sonoma, Inc. (b)	39,553
289	Wynn Resorts, Ltd. (a)	23,412
21,226	Yum China Holdings, Inc.	1,063,422
813	Yum! Brands, Inc.	99,869
		13,866,245
	Consumer Staples - 12.5%
1,539	Archer-Daniels-Midland Company	95,741
833	Brown-Forman Corporation - Class B	58,610
378	Bunge, Ltd.	32,723
7,818	Church & Dwight Company, Inc.	698,773
6,761	Clorox Company (b)	1,101,029
10,701	Coca-Cola Company	561,267
2,321	Colgate-Palmolive Company	174,121
25,988	Conagra Brands, Inc. (b)	793,933
433	Constellation Brands, Inc. - Class A	97,568
1,222	Costco Wholesale Corporation	659,122
443	Darling Ingredients, Inc. (a)	29,911
597	Estee Lauder Companies, Inc. - Class A	198,246
24,851	General Mills, Inc.	1,535,047
399	Hershey Company	70,819
14,204	Hormel Foods Corporation (b)	588,046
5,779	J.M. Smucker Company (b)	730,870
14,162	Kellogg Company (b)	866,431
4,236	Keurig Dr Pepper, Inc.	143,982
2,212	Kimberly-Clark Corporation	288,246
12,791	Kraft Heinz Company (b)	429,906
36,778	Kroger Company (b)	1,527,391
397	Lamb Weston Holdings, Inc.	20,612
684	McCormick & Company, Inc.	58,701
2,641	Molson Coors Beverage Company - Class B (b)	117,366
3,826	Mondelez International, Inc. - Class A	225,504
1,032	Monster Beverage Corporation (a)	86,461
3,818	PepsiCo, Inc.	610,040
6,656	Procter & Gamble Company	962,324
1,333	Sysco Corporation	93,363
6,313	Tyson Foods, Inc. - Class A	498,474
4,421	Walgreens Boots Alliance, Inc.	198,061
		13,552,688
	Energy - 2.4%
2,191	Baker Hughes Company (b)	51,138
729	Cheniere Energy, Inc.	76,406
1,543	Chevron Corporation	174,158
3,700	ConocoPhillips	259,481
1,857	Devon Energy Corporation (b)	78,105
9,968	Diamondback Energy, Inc.	1,063,886
1,713	EOG Resources, Inc.	149,031
2,147	Halliburton Company	46,354
792	Hess Corporation	59,020
5,480	Kinder Morgan, Inc.	84,721
2,443	Occidental Petroleum Corporation (b)	72,435
1,227	ONEOK, Inc.	73,424
601	Pioneer Natural Resources Company	107,170
3,859	Schlumberger, Ltd.	110,676
827	Valero Energy Corporation	55,359
3,352	Williams Companies, Inc.	89,800
		2,551,164
	Financials - 6.3%
1,693	Aflac, Inc.	91,659
1,442	AGNC Investment Corporation (b)	22,048
40	Alleghany Corporation (a)	25,875
802	Allstate Corporation	87,193
985	Ally Financial, Inc.	45,143
714	American Express Company	108,742
205	American Financial Group, Inc.	27,390
1,765	American International Group, Inc.	92,839
41,384	Annaly Capital Management, Inc.	335,211
593	Aon plc - Class A	175,392
1,057	Arch Capital Group, Ltd. (a)	42,682
568	Arthur J. Gallagher & Company	92,527
4,404	Bank of America Corporation	195,846
2,167	Bank of New York Mellon Corporation	118,730
1,992	Berkshire Hathaway, Inc. - Class B (a)	551,166
647	Brown & Brown, Inc.	41,673
270	Capital One Financial Corporation	37,943
4,836	Cboe Global Markets, Inc.	623,554
4,159	Charles Schwab Corporation	321,865
1,039	Chubb, Ltd.	186,469
428	Cincinnati Financial Corporation	48,749
1,171	Citizens Financial Group, Inc.	55,353
974	CME Group, Inc.	214,786
776	Comerica, Inc.	64,043
387	East West Bancorp, Inc.	29,799
109	Everest Re Group, Ltd.	27,945
752	Fidelity National Financial, Inc.	36,780
1,482	First Horizon National Corporation	23,905
488	First Republic Bank/CA	102,314
810	Franklin Resources, Inc.	26,244
43	Goldman Sachs Group, Inc.	16,383
4,015	Huntington Bancshares, Inc.	59,583
1,544	Intercontinental Exchange, Inc.	201,832
2,045	JPMorgan Chase & Company	324,806
2,633	KeyCorporation	59,085
1,106	M&T Bank Corporation (b)	162,151
10	Markel Corporation (a)	11,948
321	MarketAxess Holdings, Inc.	113,213
1,385	Marsh & McLennan Companies, Inc.	227,169
551	Northern Trust Corporation	63,751
702	PNC Financial Services Group, Inc.	138,294
1,937	Progressive Corporation	180,025
513	Raymond James Financial, Inc.	50,423
2,625	Regions Financial Corporation	59,719
216	Signature Bank (b)	65,297
892	State Street Corporation	79,361
690	Travelers Companies, Inc.	101,396
3,656	Truist Financial Corporation	216,837
3,668	U.S. Bancorp	202,987
376	W.R. Berkley Corporation	28,817
11,337	Wells Fargo & Company	541,681
356	Willis Towers Watson plc	80,399
		6,839,022
	Health Care - 23.7%
4,511	10X Genomics, Inc. - Class A (a)(b)	689,327
4,817	Abbott Laboratories	605,834
4,823	AbbVie, Inc.	555,995
2,445	ABIOMED, Inc. (a)	769,637
147	Align Technology, Inc. (a)	89,895
6,313	Alnylam Pharmaceuticals, Inc. (a)	1,160,329
415	AmerisourceBergen Corporation	48,036
1,564	Amgen, Inc.	311,048
675	Anthem, Inc.	274,205
1,395	Avantor, Inc. (a)	55,075
1,941	Baxter International, Inc.	144,740
1,471	Becton Dickinson and Company	348,833
5,144	Biogen, Inc. (a)	1,212,647
2,291	BioMarin Pharmaceutical, Inc. (a)	197,690
56	Bio-Rad Laboratories, Inc. - Class A (a)	42,179
108	Bio-Techne Corporation	50,979
3,929	Boston Scientific Corporation (a)	149,577
6,072	Bristol-Myers Squibb Company	325,641
803	Cardinal Health, Inc.	37,123
2,025	Centene Corporation (a)	144,605
814	Cerner Corporation	57,346
935	Cigna Corporation	179,427
138	Cooper Companies, Inc.	51,953
3,636	CVS Health Corporation	323,821
1,754	Danaher Corporation	564,157
1,098	DENTSPLY SIRONA, Inc.	53,517
1,756	DexCom, Inc. (a)	987,909
1,708	Edwards Lifesciences Corporation (a)	183,285
3,730	Elanco Animal Health, Inc. (a)	107,200
3,756	Eli Lilly & Company	931,638
2,111	Exact Sciences Corporation (a)(b)	180,216
17,682	Gilead Sciences, Inc.	1,218,820
264	Guardant Health, Inc. (a)	27,752
691	HCA Healthcare, Inc.	155,883
443	Henry Schein, Inc. (a)	31,480
696	Hologic, Inc. (a)	52,012
1,776	Horizon Therapeutics plc (a)	184,278
353	Humana, Inc.	148,158
218	ICON plc (a)	58,962
234	IDEXX Laboratories, Inc. (a)	142,288
425	Illumina, Inc. (a)	155,265
635	Incyte Corporation (a)	43,002
2,514	Insulet Corporation (a)(b)	725,138
567	Intellia Therapeutics, Inc. (a)(b)	65,211
7,279	Johnson & Johnson	1,135,015
269	Laboratory Corporation of America Holdings (a)	76,754
143	Masimo Corporation (a)	39,771
428	McKesson Corporation	92,773
3,720	Medtronic plc	396,924
6,968	Merck & Company, Inc.	521,973
61	Mettler-Toledo International, Inc. (a)	92,362
4,119	Moderna, Inc. (a)	1,451,660
164	Molina Healthcare, Inc. (a)	46,770
2,575	Neurocrine Biosciences, Inc. (a)	214,369
4,102	Novavax, Inc. (a)(b)	855,800
2,541	Novocure, Ltd. (a)	237,939
387	Penumbra, Inc. (a)(b)	95,067
309	PerkinElmer, Inc.	56,287
17,246	Pfizer, Inc.	926,628
447	Quest Diagnostics, Inc.	66,460
1,281	Regeneron Pharmaceuticals, Inc. (a)	815,395
144	Repligen Corporation (a)	41,256
398	ResMed, Inc.	101,430
968	Royalty Pharma plc - Class A	38,497
4,062	Seagen, Inc. (a)	649,920
271	STERIS plc	59,222
7,930	Teladoc Health, Inc. (a)(b)	802,913
131	Teleflex, Inc.	38,962
1,086	Thermo Fisher Scientific, Inc.	687,253
2,595	UnitedHealth Group, Inc.	1,152,750
201	Universal Health Services, Inc. - Class B	23,865
376	Veeva Systems, Inc. - Class A (a)	106,250
714	Vertex Pharmaceuticals, Inc. (a)	133,475
41,352	Viatris, Inc.	509,043
166	Waters Corporation (a)	54,460
203	West Pharmaceutical Services, Inc.	89,860
580	Zimmer Biomet Holdings, Inc.	69,368
848	Zoetis, Inc.	188,290
		25,710,874
	Industrials - 5.8%
1,597	3M Company	271,554
1,323	A.O. Smith Corporation	104,583
249	Allegion plc	30,786
6,896	American Airlines Group, Inc. (a)	121,990
176	Axon Enterprise, Inc. (a)	29,707
3,372	C.H. Robinson Worldwide, Inc. (b)	320,643
145	Carlisle Companies, Inc.	32,654
3,160	Carrier Global Corporation	171,020
1,511	Caterpillar, Inc.	292,151
7,050	Clarivate plc (a)(b)	164,546
1,081	CoStar Group, Inc. (a)	84,059
393	Cummins, Inc.	82,432
775	Deere & Company	267,793
1,764	Delta Air Lines, Inc. (a)	63,857
170	Eaton Corporation plc	27,550
1,642	Emerson Electric Company	144,233
336	Equifax, Inc.	93,626
470	Expeditors International of Washington, Inc.	57,161
1,582	Fastenal Company	93,607
683	FedEx Corporation	157,343
169	Generac Holdings, Inc. (a)	71,190
2,991	General Electric Company	284,115
331	Graco, Inc.	24,127
202	HEICO Corporation - Class A	25,088
1,063	Howmet Aerospace, Inc.	29,903
81	Hubbell, Inc.	15,852
210	IDEX Corporation	47,164
524	Illinois Tool Works, Inc.	121,646
1,154	Ingersoll Rand, Inc.	67,324
232	JB Hunt Transport Services, Inc.	44,349
1,966	Johnson Controls International plc	146,978
93	Lennox International, Inc.	28,739
747	Lyft, Inc. - Class A (a)(b)	30,336
682	Masco Corporation (b)	44,944
285	Old Dominion Freight Line, Inc.	101,223
1,180	Otis Worldwide Corporation	94,872
942	PACCAR, Inc.	78,582
457	Pentair plc	33,676
4,989	Plug Power, Inc. (a)(b)	198,812
377	Quanta Services, Inc.	42,895
581	Republic Services, Inc.	76,843
299	Robert Half International, Inc.	33,240
320	Rockwell Automation, Inc.	107,584
287	Roper Technologies, Inc.	133,211
150	Snap-on, Inc. (b)	30,887
1,630	Southwest Airlines Company (a)	72,372
553	Sunrun, Inc. (a)(b)	25,460
292	Toro Company	29,364
654	Trane Technologies plc	122,069
3,555	Uber Technologies, Inc. (a)	135,090
542	Union Pacific Corporation	127,717
895	United Airlines Holdings, Inc. (a)	37,823
2,011	United Parcel Service, Inc. - Class B	398,922
156	United Rentals, Inc. (a)	52,843
442	Verisk Analytics, Inc.	99,393
121	W.W. Grainger, Inc.	58,251
1,162	Waste Management, Inc.	186,699
1,237	Watsco, Inc.	362,082
492	Westinghouse Air Brake Technologies Corporation	43,675
493	Xylem, Inc.	59,707
		6,336,342
	Information Technology - 13.3%
2,104	Advanced Micro Devices, Inc. (a)	333,211
443	Akamai Technologies, Inc. (a)	49,926
352	Amdocs, Ltd.	24,577
4,753	Apple, Inc.	785,671
640	Arista Networks, Inc. (a)	79,398
183	Aspen Technology, Inc. (a)	26,540
1,545	Atlassian Corporation plc - Class A (a)	581,414
230	Avalara, Inc. (a)	32,126
1,167	Bill.com Holdings, Inc. (a)(b)	327,752
418	Black Knight, Inc. (a)	29,874
319	Broadridge Financial Solutions, Inc.	53,774
270	Check Point Software Technologies, Ltd. (a)	30,054
311	Ciena Corporation (a)	18,732
1,737	Cisco Systems, Inc.	95,256
4,445	Citrix Systems, Inc.	357,511
9,962	Cloudflare, Inc. - Class A (a)(b)	1,875,246
202	Coupa Software, Inc. (a)(b)	39,725
1,815	Crowdstrike Holdings, Inc. - Class A (a)(b)	394,109
1,423	Datadog, Inc. - Class A (a)(b)	253,707
743	Dell Technologies, Inc. - Class C (a)	41,957
5,537	DocuSign, Inc. (a)	1,364,095
339	Enphase Energy, Inc. (a)	84,750
163	F5, Inc. (a)(b)	37,096
530	Fidelity National Information Services, Inc.	55,385
224	FleetCor Technologies, Inc. (a)	46,397
63	Fortinet, Inc. (a)	20,923
226	Gartner, Inc. (a)	70,569
465	GoDaddy, Inc. - Class A (a)	32,629
231	Guidewire Software, Inc. (a)(b)	26,875
3,603	Hewlett Packard Enterprise Company	51,703
3,311	HP, Inc.	116,812
2,875	Intel Corporation	141,450
2,475	International Business Machines Corporation	289,823
203	Jack Henry & Associates, Inc. (b)	30,781
890	Juniper Networks, Inc. (b)	27,706
119	Keysight Technologies, Inc. (a)	23,143
499	Kyndryl Holdings, Inc. (a)(b)	7,878
163	MongoDB, Inc. (a)(b)	81,190
616	NetApp, Inc.	54,750
31,055	NortonLifeLock, Inc.	771,717
392	Okta, Inc. (a)	84,370
4,555	Oracle Corporation	413,321
266	Palo Alto Networks, Inc. (a)(b)	145,486
1,838	QUALCOMM, Inc.	331,869
2,702	RingCentral, Inc. - Class A (a)	583,578
598	salesforce.com, Inc. (a)	170,406
582	Seagate Technology Holdings plc	59,754
142	SolarEdge Technologies, Inc. (a)	46,542
129	Teledyne Technologies, Inc. (a)	53,573
2,322	Twilio, Inc. - Class A (a)	664,440
112	Tyler Technologies, Inc. (a)	58,126
546	VMware, Inc. - Class A	63,740
1,117	Western Union Company (b)	17,671
152	Wix.com, Ltd. (a)	23,226
244	Workday, Inc. - Class A (a)(b)	66,912
447	Xilinx, Inc.	102,117
5,756	Zoom Video Communications, Inc. - Class A (a)	1,216,876
4,327	Zscaler, Inc. (a)(b)	1,501,340
		14,369,579
	Materials - 3.0%
393	Air Products and Chemicals, Inc.	112,964
323	Albemarle Corporation	86,076
179	AptarGroup, Inc. (b)	21,407
229	Avery Dennison Corporation	46,961
899	Ball Corporation	84,011
1,250	Cleveland-Cliffs, Inc. (a)(b)	25,438
2,014	Corteva, Inc.	90,630
1,447	DuPont de Nemours, Inc.	107,020
230	Ecolab, Inc.	50,938
691	International Flavors & Fragrances, Inc.	98,239
1,077	International Paper Company	49,025
523	Linde plc	166,387
169	Martin Marietta Materials, Inc.	68,193
952	Mosaic Company	32,577
27,121	Newmont Corporation	1,489,484
810	Nucor Corporation	86,071
262	Packaging Corporation of America	34,215
656	PPG Industries, Inc.	101,136
356	RPM International, Inc.	32,410
665	Sherwin-Williams Company	220,276
535	Steel Dynamics, Inc.	31,993
104	Sylvamo Corporation (a)	3,149
1,013	Vulcan Materials Company	194,132
725	Westrock Company	31,458
		3,264,190
	Real Estate - 5.3%
347	Alexandria Real Estate Equities, Inc.	69,424
1,252	American Tower Corporation	328,625
382	AvalonBay Communities, Inc.	91,248
391	Boston Properties, Inc. (b)	42,165
272	Camden Property Trust	44,937
895	CBRE Group, Inc. - Class A (a)	85,535
1,190	Crown Castle International Corporation	216,164
782	Digital Realty Trust, Inc. (b)	131,173
250	Equinix, Inc.	203,050
467	Equity LifeStyle Properties, Inc.	37,967
1,005	Equity Residential	85,737
177	Essex Property Trust, Inc.	60,081
7,277	Extra Space Storage, Inc.	1,455,401
2,302	Federal Realty Investment Trust (b)	282,386
1,484	Healthpeak Properties, Inc.	48,764
9,323	Host Hotels & Resorts, Inc. (a)	146,371
795	Iron Mountain, Inc. (b)	36,125
142	Jones Lang LaSalle, Inc. (a)	33,357
1,660	Kimco Realty Corporation	37,217
319	Mid-America Apartment Communities, Inc.	65,794
108	Orion Office REIT, Inc. (a)	1,910
2,643	Public Storage	865,265
1,075	Realty Income Corporation	73,014
6,963	Regency Centers Corporation	482,814
299	SBA Communications Corporation	102,796
2,484	Simon Property Group, Inc.	379,655
315	Sun Communities, Inc. (b)	59,403
812	UDR, Inc.	46,065
1,044	Ventas, Inc.	48,984
1,165	Welltower, Inc.	92,757
516	WP Carey, Inc. (b)	39,397
		5,693,581
	Utilities - 3.4%
498	American Water Works Company, Inc.	83,947
361	Atmos Energy Corporation	32,606
800	CMS Energy Corporation	47,080
15,297	Consolidated Edison, Inc.	1,187,659
2,227	Dominion Energy, Inc.	158,562
1,048	Edison International	68,413
617	Essential Utilities, Inc.	29,166
940	Eversource Energy	77,334
5,414	NextEra Energy, Inc.	469,827
1,080	NiSource, Inc. (b)	26,471
101,602	PG&E Corporation (a)	1,207,031
310	Pinnacle West Capital Corporation	20,166
2,107	PPL Corporation	58,638
1,396	Public Service Enterprise Group, Inc.	87,236
872	Sempra Energy	104,527
577	UGI Corporation (b)	23,801
		3,682,464
	TOTAL COMMON STOCKS (Cost $87,727,047)	107,918,175

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
290,131	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (c)	290,131
	TOTAL SHORT-TERM INVESTMENTS (Cost $290,131)	290,131
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.5%
	Private Funds - 16.5%
17,861,185	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	17,861,185
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,861,185)	17,861,185

	Total Investments (Cost $105,878,363) - 116.4%	126,069,491
	Liabilities in Excess of Other Assets - (16.4)%	(17,733,075)
	TOTAL NET ASSETS - 100.0%	$108,336,416

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2021. The total value of securities on loan is $17,028,057.
	(c) Rate shown is the annualized seven-day yield as of November 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$107,918,175	$-	$-	$107,918,175
Short-Term Investments	290,131	-	-	290,131
Investments Purchased with Proceeds from Securities Lending	-	17,861,185	-	17,861,185
Total Investments in Securities	$108,208,306	$17,861,185	$-	$126,069,491

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.